Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in capitalized costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	2025	2024
Property plant and equipment
Opening Balance	1,475	1,512
Additions	1,071	338
Write-offs	(7)	(27)
Transfers	(97)	(3)
Translation adjustment	175	(345)
Losses on exploration expenditures written off	(190)	−
Closing Balance	2,427	1,475
Intangible assets
Opening Balance	1,609	2,313
Additions	44	20
Write-offs	(19)	(19)
Losses on exploration expenditures written off	(164)	(224)
Translation adjustment	194	(481)
Closing Balance	1,664	1,609
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,091	3,084
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs

	2025	2024	2023
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(781)	(412)	(566)
Exploration expenditures written off (includes dry wells and signature bonuses)	(427)	(482)	(421)
Contractual penalties on local content requirements	(1)	(5)	12
Other exploration expenses	(8)	(14)	(7)
Total expenses	(1,217)	(913)	(982)
Cash used in:
Operating activities	789	426	573
Investment activities	1,154	582	672
Total cash used	1,943	1,008	1,245

Schedule of aging of capitalized exploratory well costs

Aging of capitalized exploratory well costs (1)	2025	2024
Exploratory well costs capitalized for a period of one year	771	311
Exploratory well costs capitalized for a period greater than one year	1,656	1,164
Total capitalized exploratory well costs	2,427	1,475
Number of projects relating to exploratory well costs capitalized for a period greater than one year.	20	18

Schedule of exploratory well costs

	Capitalized costs	Number of wells
2024	240	4
2023	243	2
2022	181	2
2021	40	1
2020 and previous years	952	16
Exploratory well costs that have been capitalized for a period greater than one year	1,656	25
(1) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.